<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 14th day of November, 2007.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 256
FORM 13F INFORMATION TABLE VALUE TOTAL: $689,699,488

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
American Intl. Group, Inc.
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
Arbor Realty Tr., Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
00508Y102
H01301102
01535P106
18490102
18772103
02209S103
25816109
26874107
35229103
37411105
37833100
38923108

$13,653,509
$1,421,520
$246,169
$3,136,703
$232,208
$388,584
$1,581,000
$206,304
$1,044,588
$5,877,023
$204,827
$5,091,745
$519,146
$6,733,786
$4,266,619
$289,962


145,902
26,511
6,116
145,285
4,600
2,700
310,000
3,200
159,723
84,525
3,450
75,266
10,385
74,770
27,801
15,350

145,902
26,511
6,116
145,285
4,600
2,700
310,000
3,200
159,723
84,525
3,450
75,266
10,385
74,770
27,801
15,350



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Acuity Brands, Inc.
Alcon, Inc.
Alexco Resource Corp.
Allergan, Inc.
Alliance One International
Altria Group, Inc.
American Express Company
American Intl. Group, Inc.
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
Arbor Realty Tr., Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

145,902
26,511
6,116
145,285
4,600
2,700
310,000
3,200
159,723
84,525
3,450
75,266
10,385
74,770
27,801
15,350

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








AT&T Corp.      T
Atlas Pipeline Partners-UTS
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barclays BK PLC Ipath ETNS
Barrick Gold Corp.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Black & Decker Corp.
Blackrock Broad Inv. 2009

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

00206R102
49392103
53015103
60505104
06423T102
06652V109
06739F291
67901108
54937107
75887109
84670207
84670108
86516101
88606108
05545E209
91797100
09247Q106


$1,747,582
$1,149,050
$4,382,135
$27,304,251
$1,999,016
$208,060
$1,165,018
$334,324
$5,859,741
$463,583
$18,704,816
$2,962,750
$648,882
$7,622,235
$821,212
$249,900
$583,714


41,304
24,500
95,409
543,152
182,392
6,050
16,025
8,300
145,079
5,650
4,733
25
14,100
96,975
11,420
3,000
38,785


41,304
24,500
95,409
543,152
182,392
6,050
16,025
8,300
145,079
5,650
4,733
25
14,100
96,975
11,420
3,000
38,785










AT&T Corp.      T
Atlas Pipeline Partners-UTS
Automatic Data Processing, Inc.
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Banner Corporation
Barclays BK PLC Ipath ETNS
Barrick Gold Corp.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
Best Buy, Inc.
BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Black & Decker Corp.
Blackrock Broad Inv. 2009

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


41,304
24,500
95,409
543,152
182,392
6,050
16,025
8,300
145,079
5,650
4,733
25
14,100
96,975
11,420
3,000
38,785


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09249E101
09255X100
92475102
09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106
97023105


$737,085
$221,910
$754,923
$1,087,200
$223,650
$844,008
$526,140
$849,033
$171,490
$447,700
$530,891
$146,400
$145,700
$1,543,470
$576,800
$532,003
$6,919,366


59,683
13,000
74,450
180,000
22,500
55,600
31,600
48,795
10,550
27,500
34,950
10,000
10,000
74,672
36,050
44,150
65,905


59,683
13,000
74,450
180,000
22,500
55,600
31,600
48,795
10,550
27,500
34,950
10,000
10,000
74,672
36,050
44,150
65,905









Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


59,683
13,000
74,450
180,000
22,500
55,600
31,600
48,795
10,550
27,500
34,950
10,000
10,000
74,672
36,050
44,150
65,905


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









BP Amoco PLC ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


55622104
106902307
118230101
136385101
139793103
14040H105
14149F109
14149Y108
149123101
151020104
165167107
166764100
170388102
172062101
17275R102
172967101
191216100

$2,062,746
$4,382,224
$1,340,956
$696,900
$2,177,175
$12,232,299
$849,150
$315,777
$9,203,368
$1,158,074
$1,750,659
$1,875,905
$1,137,600
$662,513
$17,873,515
$11,850,456
$1,701,802


29,744
1,422,800
27,400
9,200
145,145
184,138
85,000
5,050
117,345
16,240
49,650
20,046
30,000
15,297
539,498
253,920
29,612


29,744
1,422,800
27,400
9,200
145,145
184,138
85,000
5,050
117,345
16,240
49,650
20,046
30,000
15,297
539,498
253,920
29,612










BP Amoco PLC ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


29,744
1,422,800
27,400
9,200
145,145
184,138
85,000
5,050
117,345
16,240
49,650
20,046
30,000
15,297
539,498
253,920
29,612


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Coddle Creek Financial Inc

Colgate-Palmolive Co.

Comarco, Inc.

Comcast Corp. Class A

CommScope, Inc.

Community Bancshares, Inc. SC

Compass Minerals Intl.

ConocoPhillips

Cooperative Bankshares, Inc.

Countrywide Financial

CVS Caremark Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Disney, Walt Company

Dominion Resources Inc. - VA


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


191891209
194162103
200080109
20030N101
203372107
20343F190
20451N101
20825C104
216844100
222372104
126650100
23331A109
24702R101
249030107
25179M103
254687106
25746U109

$290,063
$6,143,220
$527,016
$4,858,898
$1,313,776
$1,214,216
$277,426
$2,150,707
$502,500
$285,150
$1,734,526
$1,425,548
$3,035,807
$499,680
$9,541,376
$4,639,796
$204,428


11,050
86,136
93,775
200,947
26,150
81,491
8,150
24,504
30,000
15,000
43,768
111284
109,993
12,000
114,680
134,917
2,425


11,050
86,136
93,775
200,947
26,150
81,491
8,150
24,504
30,000
15,000
43,768
111284
109,993
12,000
114,680
134,917
2,425










Coddle Creek Financial Inc
Colgate-Palmolive Co.
Comarco, Inc.
Comcast Corp. Class A
CommScope, Inc.
Community Bancshares, Inc. SC
Compass Minerals Intl.
ConocoPhillips
Cooperative Bankshares, Inc.
Countrywide Financial
CVS Caremark Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company
Dominion Resources Inc. - VA



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


11,050
86,136
93,775
200,947
26,150
81,491
8,150
24,504
30,000
15,000
43,768
111284
109,993
12,000
114,680
134,917
2,425



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


264399106
263534109
23339M105
278058102
278642103
268648102
291011104
29250R106
292505104
293792107
294549100
  30064109
30161N101
302290101
306137100
31428X106
31620M106



$993,710
$238,284
$533,210
$460,338
$271,189
$708,573
$2,126,724
$1,044,962
$386,995
$1,815,000
$544,635
$321,000
$719,688
$6,339,342
$13,226,791
$251,400
$1,069,317



53,168
4,808
35,500
4,648
6,950
34,066
39,961
21,400
6,257
60,000
10,500
20,000
9,550
68,489
1,097,659
2,400
24,100



53,168
4,808
35,500
4,648
6,950
34,066
39,961
21,400
6,257
60,000
10,500
20,000
9,550
68,489
1,097,659
2,400
24,100











Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
Ebay, Inc.
EMC Corp. MASS
Emerson Electric
Enbridge Energy Partners LP
Encana Corp.
Enterprise Products Partners LP
Equitable Resources, Inc.
Exactech, Inc.
Exelon Corporation
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
Fidelity National Info. Services



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


53,168
4,808
35,500
4,648
6,950
34,066
39,961
21,400
6,257
60,000
10,500
20,000
9,550
68,489
1,097,659
2,400
24,100



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









First Citizens Bancshares CL A
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Gramercy Capital Corp.
Harbor Intl. Fund
Hewlet-Packard Company


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


31946M103
32054K103
337738108
302519103
346091705
302695101
368710406
369550108
369604103
M52020100
37733W105
380956409
38141G104
38259P508
384871109
411511306
428236103



$1,539,254
$1,105,852
$239,042
$280,131
$1,962,495
$7,973,199
$1,864,678
$523,714
$23,027,731
$4,103,407
$323,137
$245,213
$5,313,815
$5,052,674
$1,006,800
$718,767
$1,176,936



8,826
28,450
4,700
17,463
45,597
1,070,228
23,900
6,200
556,225
148,944
6,074
8,024
24,517
8,907
40,000
9,617
23,638



8,826
28,450
4,700
17,463
45,597
1,070,228
23,900
6,200
556,225
148,944
6,074
8,024
24,517
8,907
40,000
9,617
23,638











First Citizens Bancshares CL A
First INDL RLTY TR, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
FX Energy, Inc.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Given Imaging
Glaxo Smith Kline PLC
Goldcorp, Inc.
Goldman Sachs Group, Inc.
Google, Inc. CL A
Gramercy Capital Corp.
Harbor Intl. Fund
Hewlet-Packard Company

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

8,826
28,450
4,700
17,463
45,597
1,070,228
23,900
6,200
556,225
148,944
6,074
8,024
24,517
8,907
40,000
9,617
23,638

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ishares DJ US Telecom Sector Inx Fd
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares NASDAQ Biotech Indx Fd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fd


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


431284108
437076102
443510201
458140100
459200101
464287713
464287184
464287176
464287465
464287234
464286608
464286848
464286665
464287556
464287341
464287325
464287499

$2,745,080
$501,295
$693,722
$9,326,213
$884,560
$402,815
$5,876,280
$357,105
$5,291,954
$9,782,399
$544,050
$2,027,676
$737,208
$332,000
$1,214,752
$502,236
$261,255

74,859
15,453
12,145
360,642
7,509
11,900
32,646
3,500
64,075
65,456
4,500
141,400
4,433
4,000
8,800
8,400
2,415

74,859
15,453
12,145
360,642
7,509
11,900
32,646
3,500
64,075
65,456
4,500
141,400
4,433
4,000
8,800
8,400
2,415









Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ishares DJ US Telecom Sec Indx Fd
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Index Fd
Ishares NASDAQ Biotech Indx Fd
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care
Ishares TR Russell Midcap Indx Fd



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


74,859
15,453
12,145
360,642
7,509
11,900
32,646
3,500
64,075
65,456
4,500
141,400
4,433
4,000
8,800
8,400
2,415

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Johnson & Johnson
Kellogg Company
Kraft Foods, Inc. CL A
K-Sea Transportation
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Magnetbank
Marriott International, Inc. - CL A


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


478160104
487836108
50075N104
48268Y101
502424104
50540R409
518439104
523768109
524908100
52729N100
532457108
534187109
536020100
548661107
55907R108
559404108
571903202

$15,627,172
$5,734,960
$632,844
$974,000
$3,432,664
$359,858
$212,300
$241,335
$1,003,113
$111,600
$270,418
$965,735
$895,828
$16,939,421
$1,570,800
$200,000
$686,826

237,856
102,410
18,338
25,000
33,607
4,600
5,000
15,500
16,250
24,000
4,750
14,639
28,100
604,547
59,500
20,000
15,800

237,856
102,410
18,338
25,000
33,607
4,600
5,000
15,500
16,250
24,000
4,750
14,639
28,100
604,547
59,500
20,000
15,800









Johnson & Johnson
Kellogg Company
Kraft Foods, Inc. CL A
K-Sea Transportation
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
Magellan Midstream Holdings LP
Magnetbank
Marriott International, Inc. - CL A



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


237,856
102,410
18,338
25,000
33,607
4,600
5,000
15,500
16,250
24,000
4,750
14,639
28,100
604,547
59,500
20,000
15,800

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microchip Technology, Inc.
Microsoft Corporation
Monsanto Company
Motorola, Inc.
Nabors Industries Ltd.
National Dentex Corp.
Netease.com Inc. ADR
Newbridge Bancorp
Nokia Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


580135101
585055106
589331107
590188108
591520200
592688105
595017104
594918104
61166W101
620076109
G6359F103
63563H109
64110W102
65080T102
654902204
66987V109
66987 E206

$3,004,565
$9,101,641
$4,696,760
$420,481
$270,900
$928,200
$248,792
$17,140,334
$222,924
$6,007,704
$264,622
$174,400
$673,972
$233,947
$13,625,215
$263,808
$22,768,825

55,160
161,348
90,864
5,899
18,000
9,100
6,850
581,817
2,600
324,215
8,600
10,900
39,880
18,421
359,220
4,800
1,379,093

55,160
161,348
90,864
5,899
18,000
9,100
6,850
581,817
2,600
324,215
8,600
10,900
39,880
18,421
359,220
4,800
1,379,093









McDonalds Corporation
Medtronic, Inc.
Merck & Co.
Merrill Lynch & Co., Inc.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microchip Technology, Inc.
Microsoft Corporation
Monsanto Company
Motorola, Inc.
Nabors Industries Ltd.
National Dentex Corp.
Netease.com Inc. ADR
Newbridge Bancorp
Nokia Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


55,160
161,348
90,864
5,899
18,000
9,100
6,850
581,817
2,600
324,215
8,600
10,900
39,880
18,421
359,220
4,800
1,379,093

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund Fd 2
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Perferred & Conv.
Nuveen Perf Plus Muni Fund, Inc.
Nuveen Preferred & Conv. Incm.
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tx Fr Inc Portfolio 3
Nymex Holdings, Inc.
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Peoples United Financial, Inc.
Pepsico, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67062H106
67070F100
67072D103
67071D104
67073B106
67062P108
67073D102
67071S101
67071B108
67063X100
62948N104
678002106
680223104
703186205
70788P105
712704105
713448108

$289,600
$193,750
$665,852
$531,024
$121,200
$229,436
$199,045
$460,845
$925,809
$146,410
$632,675
$1,197,862
$689,201
$116
$1,927,796
$345,600
$25,547,576

20,000
12,500
46,891
36,800
10,100
16,400
16,450
38,500
40,965
11,000
4,860
6,247
36,777
29,000
52,400
20,000
348,725

20,000
12,500
46,891
36,800
10,100
16,400
16,450
38,500
40,965
11,000
4,860
6,247
36,777
29,000
52,400
20,000
348,725









Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund Fd 2

Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC

Nuveen Perferred & Conv.

Nuveen Perf Plus Muni Fund, Inc.

Nuveen Preferred & Conv. Incm.

Nuveen Quality Pfd Incm Fd

Nuveen Real Estate Inc. Fund

Nuveen Select Tx Fr Inc Portfolio 3

Nymex Holdings, Inc.

Oil Service Holders Dep. RCPT

Old Rep. Intl. Corp.

Path 1 Network Techs.

Penn Virginia Group Holding LP

Peoples United Financial, Inc.

Pepsico, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,000

12,500

46,891

36,800

10,100

16,400

16,450

38,500

40,965

11,000

4,860

6,247

36,777

29,000

52,400

20,000

348,725


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Permian Basin Realty Trust
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Regions Financial Corp.
Republic Services, Inc.
Royal Bank CDA Montreal
Royal Dutch Shell A ADRF
Saic, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


714236106
71646E 100
716495106
717081103
72201B101
72200X104
723787107
74005P104
742718109
743263105
743859100
747525103
758940100
760759100
780087102
780259206
78390X101

$224,960
$5,101,632
$1,701,112
$1,542,828
$496,170
$908,820
$387,953
$1,009,308
$17,055,609
$274,260
$698,878
$464,860
$513,542
$390,885
$205,424
$221,886
$769,519

14,800
27,560
103,600
63,153
33,300
89,100
8,625
12,050
242,474
5,854
22,307
11,000
17,420
11,950
3,700
2,700
40,100

14,800
27,560
103,600
63,153
33,300
89,100
8,625
12,050
242,474
5,854
22,307
11,000
17,420
11,950
3,700
2,700
40,100









Permian Basin Realty Trust
PetroChina Co. ADR
Petrohawk Energy Corp.
Pfizer, Inc.
Pimco Corporate Opportunity Fund
Pimco Strategic Global
Pioneer Natural Res. Co.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Regions Financial Corp.
Republic Services, Inc.
Royal Bank CDA Montreal
Royal Dutch Shell A ADRF
Saic, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,800
27,560
103,600
63,153
33,300
89,100
8,625
12,050
242,474
5,854
22,307
11,000
17,420
11,950
3,700
2,700
40,100

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Starbucks Corp.
Stericycle, Inc.
Stryker Corporation
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T S B Financial Corp.
Target Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


803111103
806605101
814047106
816851109
82966U103
834156101
835495102
842632101
847560109
855244109
858912108
863667101
867914103
78486Q101
871829107
872805106
87612E106

$240,636
$326,422
$465,143
$226,959
$69,800
$12,800
$3,563,353
$1,196,183
$317,652
$804,340
$1,143,200
$340,362
$2,625,068
$217,856
$11,797,302
$845,295
$4,519,891

14,418
10,320
37,152
3,905
20,000
10,000
118,070
138,287
12,976
30,700
20,000
4,950
34,691
4,600
331,478
25,615
71,101

14,418
10,320
37,152
3,905
20,000
10,000
118,070
138,287
12,976
30,700
20,000
4,950
34,691
4,600
331,478
25,615
71,101









Sara Lee Corporation
Schering-Plough Corp
Security Bank Corp.
Sempra Energy
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Starbucks Corp.
Stericycle, Inc.
Stryker Corporation
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
T S B Financial Corp.
Target Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,418
10,320
37,152
3,905
20,000
10,000
118,070
138,287
12,976
30,700
20,000
4,950
34,691
4,600
331,478
25,615
71,101

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Teva Pharmaceutical
Texas Instruments
Thermogenesis Corp.
Tidelands Bancshares, Inc.
Toyota Motor CP ADR
Triad Guaranty Inc.
TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Parcel Service CL B
United Technologies Corp.
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

881624209
882508104
883623209
886374107
892331307
895925105
89676R106
903293405
903914109
904708104
907818108
91324P102
911312106
913017109
91529Y106
902973304
91913Y100

$1,047,046
$508,601
$41,255
$191,132
$7,288,558
$9,317,931
$923,394
$4,323,132
$1,687,488
$704,473
$333,527
$4,119,940
$491,905
$2,329,172
$244,700
$1,526,308
$674,487

23,545
13,900
18,500
14,579
62,370
491,193
91,880
115,130
27,200
18,806
2,950
85,070
6,550
28,941
10,000
46,920
10,040

23,545
13,900
18,500
14,579
62,370
491,193
91,880
115,130
27,200
18,806
2,950
85,070
6,550
28,941
10,000
46,920
10,040





















Teva Pharmaceutical

Texas Instruments

Thermogenesis Corp.

Tidelands Bancshares, Inc.

Toyota Motor CP ADR

Triad Guaranty Inc.

TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Health Group, Inc.

United Parcel Service CL B

United Technologies Corp.

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

23,545
13,900
18,500
14,579
62,370
491,193
91,880
115,130
27,200
18,806
2,950
85,070
6,550
28,941
10,000
46,920
10,040

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard FTSE All World
Vanguard Growth ETF
Vanguard Health Care Vipers
Vanguard Industrial VPR
Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Webzen, Inc.
WellPoint, Inc.
Wells Fargo & Co.
Williams Partners LP
Wyeth


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

922042775
922908736
92204A504
92204A603
92204A702
922042866
922042858
92343V104
918204108
929903102
931422109
931142103
94846M102
94973V107
949746101
96950F104
983024100

$322,326
$790,926
$359,366
$200,226
$1,024,140
$506,238
$1,421,786
$424,645
$2,171,610
$11,517,599
$9,299,714
$4,589,754
$89,608
$6,184,329
$1,289,800
$210,732
$1,081,362

5,400
12,200
5,850
2,600
16,900
6,950
13,700
9,590
26,893
229,663
196,861
105,149
20,600
78,362
36,210
5,100
24,273

5,400
12,200
5,850
2,600
16,900
6,950
13,700
9,590
26,893
229,663
196,861
105,149
20,600
78,362
36,210
5,100
24,273





















Vanguard FTSE All World

Vanguard Growth ETF

Vanguard Health Care Vipers

Vanguard Industrial VPR

Vanguard Information Tech.

Vanguard Intl. Equity Index Fd.

Vanguard Intl. Equity Index Fd.

Verizon Communications

VF Corporation

Wachovia Corporation New

Walgreen Company

Wal-Mart Stores, Inc.

Webzen, Inc.

WellPoint, Inc.

Wells Fargo & Co.

Williams Partners LP

Wyeth


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

5,400
12,200
5,850
2,600
16,900
6,950
13,700
9,590
26,893
229,663
196,861
105,149
20,600
78,362
36,210
5,100
24,273

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















XTO Energy, Inc.
Zimmer Holdings, Inc.





common
common




98385X106
98956P102




$8,160,839
$3,350,151




131,967
41,365




131,967
41,365





Grand Total 09/30/07




$689,699,448












XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0

0
0

131,967
41,365

0
0

0
0













